Income Taxes (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Details) (PRC operation [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC operation [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(5.80%)	(2.40%)	(2.20%)
Change in valuation allowance	1.00%	(0.70%)	(0.50%)
Effect of preferential tax benefits	(6.10%)	(13.50%)	(14.10%)
Uncertain tax positions	2.40%	1.30%	1.90%
Others	(0.10%)	0.00%	0.10%
Effective income tax rate	16.40%	9.70%	10.20%